10. Financial instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial instruments

Note 10.1 |      Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2018
Assets
Trade receivables	7,587,906	-	-	7,587,906
Other receivables	954,407	-	88,451	1,042,858
Cash and cash equivalents
Cash and Banks	27,608	-	-	27,608
Financial assets at fair value through profit or loss:
Government bonds	-	3,285,799	-	3,285,799
Derivative financial instruments	-	-	-	-
Money market funds	-	95,751	-	95,751
Financial assets at amortized cost:
Time deposits	1,208,770	-	-	1,208,770
Total	9,778,691	3,381,550	88,451	13,248,692

As of December 31, 2017
Assets
Trade receivables	8,385,237	-	-	8,385,237
Other receivables	249,780	88,667	20,448	358,895
Cash and cash equivalents		-	-
Cash and Banks	120,053	-	-	120,053
Checks to be deposited	2,296	-	-	2,296
Money market funds
Financial assets at fair value through profit or loss:
Government bonds	-	1,829,888	-	1,829,888
Derivative financial instruments	-	2,448,120	-	2,448,120
Financial assets at fair value
Government bonds	16,978	-	-	16,978
Total	8,774,344	4,366,675	20,448	13,161,467

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Non-financial liabilities	Total
As of December 31, 2018
Liabilities
Trade payables	14,895,194	-	-	14,895,194
Other payables	317,439	-	9,228,745	9,546,184
Borrowings	8,269,920	-	-	8,269,920
Total	23,482,553	-	9,228,745	32,711,298

As of December 31, 2017
Liabilities
Trade payables	13,933,226	-	-	13,933,226
Other payables	490,188	-	8,966,695	9,456,883
Borrowings	6,294,433	-	-	6,294,433
Total	20,717,847	-	8,966,695	29,684,542

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2018
Interest income	671,783	-	671,783
Exchange differences	2,886,396	-	2,886,396
Bank fees and expenses	(8,509)	-	(8,509)
Changes in fair value of financial assets	-	746,532	746,532
Adjustment to present value	(327)	-	(327)
Total	3,529,343	746,532	4,275,875

As of December 31, 2017
Interest income	453,804	-	453,804
Exchange differences	229,100	-	229,100
Bank fees and expenses	(2,883)	-	(2,883)
Changes in fair value of financial assets	-	474,896	474,896
Adjustment to present value	(431)	-	(431)
Total	679,590	474,896	1,154,486

As of December 31, 2016
Interest income	362,558	-	362,558
Exchange differences	178,191	5,830	184,021
Bank fees and expenses	(5,928)	-	(5,928)
Changes in fair value of financial assets	-	781,486	781,486
Adjustment to present value	(485)	5,799	5,314
Total	534,336	793,115	1,327,451

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2018
Interest expense	(4,968,210)	-	(4,968,210)
Other financial results	(86,098)	-	(86,098)
Exchange differences	(5,496,362)	-	(5,496,362)
Total	(10,550,670)	-	(10,550,670)

As of December 31, 2017
Interest expense	(2,567,373)	-	(2,567,373)
Other financial results	(78,877)	-	(78,877)
Exchange differences	(793,157)	-	(793,157)
Total	(3,439,407)	-	(3,439,407)

As of December 31, 2016
Interest expense	(2,656,550)	-	(2,656,550)
Other financial results	(67,780)	-	(67,780)
Bank fees and expenses	77	-	77
Exchange differences	(953,730)	-	(953,730)
Total	(3,677,983)	-	(3,677,983)

Note	10.2 | Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.18	12.31.17
Customers with no external credit rating:
Group 1 (i)	6,438,500	7,487,484
Group 2 (ii)	480,237	339,740
Group 3 (iii)	669,169	558,013
Total trade receivables	7,587,906	8,385,237

(i) Relates to customers with debt to become due
(ii) Relates to customers with past due debt from 0 to 3 months.
(iii) Relates to customers with past due debt from 3 to 12 months.

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of these financial assets.